Accounts Receivable	12 Months Ended
Dec. 31, 2023
Trade and other non-current receivables [abstract]
Accounts Receivable	ACCOUNTS RECEIVABLE:
A/R sales program and supplier financing programs (SFPs):

We are party to an A/R sales program agreement with a third-party bank to sell up to $450.0 (increased in March 2023 from the prior limit of $405.0) in A/R on an uncommitted, revolving basis, subject to pre-determined limits by customer. This agreement provides for automatic annual one-year extensions. This agreement may be terminated at any time by the bank or by us upon 3 months’ prior notice, or by the bank upon specified defaults. We are required to comply with covenants, including those relating to the fulfillment of payment obligations and restrictions on the sale, assignment or creation of liens, with respect to A/R sold under this agreement. At December 31, 2023 and December 31, 2022, we were in compliance with these covenants. Under our A/R sales program, we continue to collect cash from our customers and remit amounts collected to the bank weekly.

As of December 31, 2023, we participate in three customer SFPs, one with a CCS segment customer and two with ATS segment customers. Pursuant to the SFPs, we sell A/R from the relevant customer to third-party banks on an uncommitted basis. The SFPs have indefinite terms and may be terminated at any time by the customer or by us upon specified prior notice. We utilize the SFPs to substantially offset the effect of extended payment terms required by these customers on our working capital for the period. Under our SFPs, the third-party banks collect the relevant receivables directly from the customers.

At December 31, 2023, we sold nil A/R (December 31, 2022 — $245.6) under our A/R sales program and $18.6 of A/R (December 31, 2022 — $105.6) under our SFPs.

    The A/R sold under each of these programs are de-recognized from our A/R balance, and the proceeds are reflected as cash provided by operating activities in our consolidated statement of cash flows. Upon sale, we assign the rights to the A/R to the banks. A/R are sold net of discount charges, which are recorded as finance costs in our consolidated statement of operations.
Contract assets:
At December 31, 2023, our A/R balance included $250.8 (December 31, 2022 — $292.9) of contract assets recognized as revenue in accordance with our revenue recognition accounting policy.